LOANS AND RECEIVABLES FROM CUSTOMERS (Details 4) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Total finance leasing contracts	$ 1,791,420	$ 2,026,055
Unearned income finance leasing contracts	557,320	647,129
Net finance leasing contracts	1,234,100	1,378,926
1 Month [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	29,846	30,896
Unearned income finance leasing contracts	3,677	1,782
Net finance leasing contracts	26,169	29,114
1 - 3 Months [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	32,672	38,246
Unearned income finance leasing contracts	2,857	3,561
Net finance leasing contracts	29,815	34,685
3 Months to 1 Year [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	120,691	146,124
Unearned income finance leasing contracts	11,596	14,774
Net finance leasing contracts	109,095	131,350
1 to 3 Years [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	262,576	291,393
Unearned income finance leasing contracts	33,717	39,983
Net finance leasing contracts	228,859	251,410
3 to 6 Years [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	283,010	319,920
Unearned income finance leasing contracts	57,453	69,467
Net finance leasing contracts	225,557	250,453
More than 6 Years [Member]
Disclosure of financial assets [line items]
Total finance leasing contracts	1,062,625	1,199,476
Unearned income finance leasing contracts	448,020	517,562
Net finance leasing contracts	$ 614,605	$ 681,914